UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED FEBRUARY 15, 2001.



Report for the Calendar Year or Quarter Ended: __06/30/00_____

Check here if Amendment [X]; Amendment Number: __2__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __02/15/01__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______8_______

Form 13F Information Table Entry Total: _____32_____

Form 13F Information Table Value Total: $___ 167,261___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 06/30/00
(ITEM 1)                    (ITEM 2) (ITEM 3) (ITEM 4)   (ITEM 5)              (ITEM 6)        (ITEM 7)      (ITEM 8)
                                                                         INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                         _____________________          ________________
                             TITLE               FAIR     SHARES OR                     SHARED                (SHARES)
                              OF                 MARKET   PRINCIPAL      SOLE   SHARED  OTHER           SOLE  SHARED   NONE
NAME OF ISSUES               CLASS  CUSIP NO     VALUE    AMOUNT         (A)      (B)   (C)  MANAGER    (A)    (B)     (C)
_________________            _____  ________     ______   _________      ___      ___   ___  _______    ___    ___     ___

GILAT SATELLITE NETWORKS LTD  ORD    M51474100     32,328        466         466                          466
AES CORP                      COM    00130H105    776,475     17,400      17,400                       17,400
AETHER SYS INC                SUB NT 00808VAA3  4,789,125  4,500,000   4,500,000                    4,500,000
AMERICAN TOWER CORP           NT CV  029912AD4  2,726,467  2,101,000   2,101,000                    2,101,000
AVATAR HLDGS INC              SUB NT 053494AD2 13,414,973 13,840,000  13,840,000                   1,3840,000
BURR BROWN CORP               SB NT  122574AD8    675,744    400,000     400,000                      400,000
CELLSTAR CORP                 SUB NT 150925AC9  2,966,132  4,483,000   4,483,000                    4,483,000
CENTRAL GARDEN & PET CO       SUB NT 153527AC0    450,291    692,000     692,000                      692,000
CHECKFREE HLDGS CORP          SUB NT 162816AA0    335,009    350,000     350,000                      350,000
CRITICAL PATH INC             SB NT  22674VAA8 22,995,773 27,558,000  27,558,000                   27,558,000
DOUBLECLICK INC               SB NT  258609AC0  4,870,710  4,500,000   4,500,000                    4,500,000
E TRADE GROUP INC             SUB NT 269246AA2  8,310,600  9,120,000   9,120,000                    9,120,000
ECHOSTAR COMMUNICATIONS NEW   CL A   278762109    179,718      5,446       5,446                        5,446
GSI LUMONICS INC              COM    36229U102  1,580,625     45,000      45,000                       45,000
GETTY IMAGES INC              SB NT  374276AD5  2,731,430  3,250,000   3,250,000                    3,250,000
IBASIS INC                    SB NT  450732AA0  8,113,433 10,880,000  10,880,000                   10,880,000
IMCLONE SYS INC               SUB NT 45245WAA7 13,563,227 15,194,000  15,194,000                   15,194,000
JUNIPER NETWORKS INC          SB NT  48203RAA2  6,357,036  5,720,000   5,720,000                    5,720,000
KENT ELECTRS CORP             SUB NT 490553AA2    160,025    185,000     185,000                      185,000
LAMAR ADVERTISING CO          NT CV  512815AF8 10,005,831  8,950,000   8,950,000                    8,950,000
MGC COMMUNICATIONS INC        PFD CV 552763500  2,652,000     50,000      50,000                       50,000
MERCURY INTERACTIVE CORP      COM    589405109    348,300      3,600       3,600                        3,600
NETWORKS ASSOCS INC           SB DB  640938AB2  1,714,892  4,750,000   4,750,000                    4,750,000
PROTEIN DESIGN LABS INC       SB NT  74369LAA1  7,251,967  5,793,000   5,793,000                    5,793,000
REDBACK NETWORKS INC          SB NT  757209AA9  5,749,450  5,000,000   5,000,000                    5,000,000
SEMTECH CORP                  COM    816850101     59,700        800         800                          800
SEPRACOR INC                  SB DB  817315AJ3  4,406,160  3,000,000   3,000,000                    3,000,000
TELEFONOS DE MEXICO S A       SR DB  879403AD5 12,123,900  9,000,000   9,000,000                    9,000,000
TRIQUINT SEMICONDUCTOR INC    SUB NT 89674KAB9  6,836,045  7,450,000   7,450,000                    7,450,000
USINTERNETWORKING INC         SUB NT 917311AH5  3,490,800  2,500,000   2,500,000                    2,500,000
VERTEX PHARMACEUTICALS INC    SUB NT 92532FAA8 14,348,500 10,000,000  10,000,000                   10,000,000
VITESSE SEMICONDUCTOR CORP    SB DB  928497AA4  3,243,975  3,500,000   3,500,000                    3,500,000
                              PAGE TOTAL       167,260,641
                              GRAND TOTAL      167,260,641

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